Taxes to Recover - Summary of Provision for ICMS Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of recoverable taxes [abstract]
Additions, write-offs and reversals, net	R$ 27,111	R$ 3,393	R$ 3,792
Provision for ICMS losses, ending	R$ 99,187	R$ 72,076	R$ 68,683	R$ 64,891